 As filed with the Securities and Exchange Commission on August 25, 2023

Securities Act Registration No. 333-265972

Investment Company Act Registration No. 811-23812

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 7

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 8

Elevation Series Trust

(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850

Denver, CO 80290

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 303-226-4150

Chris Moore

Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

17th Floor

41 South High Street

Columbus, Ohio 43215

It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b)

[X]	On September 24, 2023 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	On (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 1 to its Registration Statement until September 24, 2023. Post-Effective Amendment No. 1 to the Trust’s Registration Statement relates to the SRH REIT Covered Call ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940, filed on February 15, 2023, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado, on the 25th day of August 2023.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Bradley Swenson Bradley Swenson	President, Principal Executive Officer and Trustee	August 25, 2023

/s/ Nicholas Austin Nicholas Austin	Treasurer and Principal Financial Officer (Principal Accounting Officer)	August 25, 2023

Steve Norgaard*	Trustee

Kimberly Storms*	Trustee

*By:	/s/ Christopher Moore
Name:	Christopher Moore
Title:	Attorney-in-fact
Date:	August 25, 2023

*	Attorney-in-Fact – pursuant to Powers of Attorney as previously filed on July 1, 2022.